Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	839,224,370.24	35,689
Yield Supplement Overcollateralization Amount 10/31/25	48,222,861.91	0
Receivables Balance 10/31/25	887,447,232.15	35,689
Principal Payments	31,926,357.66	780
Defaulted Receivables	1,886,820.29	54
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	45,809,740.64	0
Pool Balance at 11/30/25	807,824,313.56	34,855

Pool Statistics	$ Amount	# of Accounts
Pool Factor	65.38%
Prepayment ABS Speed	1.63%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	12,435,618.40	423
Past Due 61-90 days	4,503,167.77	139
Past Due 91-120 days	787,549.76	33
Past Due 121+ days	0.00	0
Total	17,726,335.93	595

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.08%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.62%
Delinquency Trigger Occurred	NO

Recoveries	1,203,525.56
Aggregate Net Losses/(Gains) - November 2025	683,294.73
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.92%
Prior Net Losses/(Gains) Ratio	0.66%
Second Prior Net Losses/(Gains) Ratio	1.05%
Third Prior Net Losses/(Gains) Ratio	0.58%
Four Month Average	0.80%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.43%

Overcollateralization Target Amount	7,270,418.82
Actual Overcollateralization	7,270,418.82
Weighted Average Contract Rate	6.63%
Weighted Average Contract Rate, Yield Adjusted	9.50%
Weighted Average Remaining Term	52.38

Flow of Funds	$ Amount
Collections	37,696,615.58
Investment Earnings on Cash Accounts	13,940.60
Servicing Fee	(739,539.36)
Transfer to Collection Account	-
Available Funds	36,971,016.82

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,998,543.36
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	5,467,037.35
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	7,270,418.82
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,620,212.79

Total Distributions of Available Funds	36,971,016.82

Servicing Fee	739,539.36
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	831,671,350.91
Principal Paid	31,117,456.17
Note Balance @ 12/15/25	800,553,894.74

Class A-1
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2a
Note Balance @ 11/17/25	197,379,277.82
Principal Paid	22,962,986.52
Note Balance @ 12/15/25	174,416,291.30
Note Factor @ 12/15/25	56.3069122%

Class A-2b
Note Balance @ 11/17/25	70,092,073.09
Principal Paid	8,154,469.65
Note Balance @ 12/15/25	61,937,603.44
Note Factor @ 12/15/25	56.3069122%

Class A-3
Note Balance @ 11/17/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	419,760,000.00
Note Factor @ 12/15/25	100.0000000%

Class A-4
Note Balance @ 11/17/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	89,300,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	36,760,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	18,380,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,233,347.86
Total Principal Paid	31,117,456.17
Total Paid	34,350,804.03

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	738,527.46
Principal Paid	22,962,986.52
Total Paid to A-2a Holders	23,701,513.98

Class A-2b
SOFR Rate	4.14202%
Coupon	4.47202%
Interest Paid	243,796.90
Principal Paid	8,154,469.65
Total Paid to A-2b Holders	8,398,266.55

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6386922
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.3945422
Total Distribution Amount	28.0332344

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	2.3841925
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	74.1315422
Total A-2a Distribution Amount	76.5157347

A-2b Interest Distribution Amount	2.2163355
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	74.1315423
Total A-2b Distribution Amount	76.3478778

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	175.69
Noteholders' Third Priority Principal Distributable Amount	590.67
Noteholders' Principal Distributable Amount	233.64

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	3,063,404.27
Investment Earnings	9,443.62
Investment Earnings Paid	(9,443.62)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27